FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial liabilities
FINANCIAL LIABILITIES

US$ MILLIONS	2018	2017
Current:
Foreign currency forward contracts	$16	$150
Other financial liabilities	108	87
Total current financial liabilities	$124	$237

Non-current:
Deferred consideration(1)	$953	$916
Interest rate swaps	100	9
Inflation swaps	78	84
Other financial liabilities	25	67
Total non-current financial liabilities	$1,156	$1,076

(1)	The deferred consideration is related to the acquisitions completed during 2017 and 2018. See Note 6, Acquisition of Businesses for further details.